Share Option and Warrant Reserves (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Option and Warrant Reserves
Risk-free interest rate	2.20%	0.91%
Expected dividend yield	0.00%	0.00%
Share price volatility	67.00%	67.00%
Expected forfeiture rate	2.50%	0.00%
Expected life (in years - weighted average)	5 years	4 years 10 months 24 days